                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/07

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen U.S. Mortgage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/07

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 5/31/84        since 8/24/92        since 8/13/93      since 9/25/06
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.69%      7.47%     4.80%      4.80%     4.37%      4.37%       2.37%

10-year                  4.97       4.46      4.31       4.31      4.13       4.13          --

5-year                   3.32       2.31      2.51       2.26      2.51       2.51          --

1-year                   5.37       0.37      4.51       0.57      4.52       3.53          --

6-month                  1.22      -3.62      0.84      -3.08      0.84      -0.14        1.34
---------------------------------------------------------------------------------------------------

30-Day SEC Yields             5.12                 4.63                 4.64              5.61

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans. 457 plans sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and conferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) institutional clients with assets of at least $1 million and through (iv) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and without any distribution (12b-1) fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Merrill Lynch 1-10 Year Treasury Index is an unmanaged index of fixed-rate, coupon bearing U.S. Treasury securities with a maturity range of one to ten years. The Lehman Brothers Mortgage Index is an unmanaged, total return index made up of all fixed-rate securities backed by mortgage-backed securities. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

MARKET CONDITIONS

On the surface, the Federal Open Market Committee's (the "Fed") decision to leave the target federal funds rate at 5.25 percent suggested a continuation of the status quo--at least from a monetary policy perspective. Beneath the surface, however, things were quite different and market yields rose sharply over the course of the period.

While first-quarter real gross domestic product (GDP) growth was below market expectations, economic releases later in the period, including business spending, labor market data, and manufacturing indicators, suggested that second quarter growth was becoming much more robust, despite the ongoing headwind from a challenging residential real estate market. At the same time, annualized inflation--as measured by the Fed's preferred measure, the core personal consumption expenditure deflator--remained at the top end of the central bank's self-described 1 to 2 percent comfort zone.

Concerns surrounding sub-prime mortgage lending were evident throughout the period, reaching their peak in mid-June with the highly publicized failure of a handful of hedge funds. The hedge funds in question held levered positions in collateralized debt obligations, or CDOs, tied to sub-prime mortgages, and suffered major losses as a result of declines in sub-prime bond prices.

Overall, most fixed-income market participants enjoyed modest investment returns in the first half of 2007. Yields rose across the U.S. Treasury curve and the yield-curve steepened during the first six months of the year. Agency debenture yield spreads widened during the period. Higher-coupon mortgage-backed securities tended to outperform equal-duration Treasuries during the period while lower-coupon issues lagged sharply.

PERFORMANCE ANALYSIS

All share classes of Van Kampen U.S. Mortgage Fund underperformed the Merrill Lynch 1-10 Year Treasury Index, and Class A and I shares outperformed, while Class B and C shares underperformed the Lehman Brothers Mortgage Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2007

-----------------------------------------------------------------------------------------
                                              MERRILL LYNCH 1-10    LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I   YEAR TREASURY INDEX   MORTGAGE INDEX

       1.22%     0.84%     0.84%     1.34%           1.55%               1.05%
-----------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

We continued to keep the Fund's overall duration (a measure of interest-rate sensitivity) below that of the Merrill Lynch 1-10 Year Treasury Index. This conservative interest-rate posture proved additive to performance as interest rates rose throughout the reporting period. In the initial months of the year, the Fund was underweighted in the intermediate portion of the yield curve. In early-April, we shifted the bulk of this underweight to the 20-year area of the curve. In our view, any rise in interest-rate volatility should lead to an increase in the term risk premium, which in turn, will tend to force longer yields higher relative to intermediate maturities.

The Fund's underweight versus the Merrill Lynch 1-10 Year Treasury Index in agency securities was beneficial as widening spreads dampened the sector's performance during this period. With regard to the mortgage sector, we continued to emphasize higher-coupon mortgages. This defensive mortgage posture also helped boost performance as higher-coupon issues outperformed their lower coupon counterparts. The Fund's holdings in cash-equivalent securities, however, detracted slightly from overall performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

SUMMARY OF INVESTMENTS BY COUPON DISTRIBUTION AS OF 6/30/07
up to 4.9                                                        15.2%
5.0-5.9                                                          51.8
6.0-6.9                                                          10.6
7.0-7.9                                                          18.1
8.0-8.9                                                           3.2
9.0-9.9                                                           0.6
10 or more                                                        0.5

ASSET ALLOCATION AS OF 6/30/07
FNMA                                                             65.9%
REMIC/CMO                                                        25.3
FHLMC                                                            18.8
GNMA                                                              3.3
Treasury Securities                                               8.4
                                                                -----
Total Long-Term Investments                                     121.7%
Purchased Options                                                 0.0*
Short-Term Investments                                           17.2
Liabilities in Excess of Other Assets                           (38.9)
                                                                -----
Net Assets                                                      100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Coupon distribution is as a percentage of long-term investments. Asset allocation is as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/07 - 6/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/07           6/30/07       1/1/07-6/30/07
Class A
  Actual......................................    $1,000.00        $1,012.21           4.79
  Hypothetical................................     1,000.00         1,020.03           4.81
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00         1,008.38           8.61
  Hypothetical................................     1,000.00         1,016.22           8.65
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00         1,008.39           8.61
  Hypothetical................................     1,000.00         1,016.22           8.65
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00         1,013.44           3.59
  Hypothetical................................     1,000.00         1,021.22           3.61
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.96%, 1.73%, 1.73%, and 0.72%, for Class A, B, C, and I Shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees,
 8
evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)        DESCRIPTION                          COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
             MORTGAGE BACKED SECURITIES  73.0%
$   26,907   Federal Home Loan Mortgage
             Corp...............................   5.500%   12/01/16 to 01/01/22  $   26,512,125
     4,328   Federal Home Loan Mortgage
             Corp...............................   6.500    07/01/14 to 08/01/33       4,416,076
    16,220   Federal Home Loan Mortgage
             Corp...............................   7.500    06/01/17 to 07/01/33      16,930,038
     3,988   Federal Home Loan Mortgage
             Corp...............................   8.000    12/01/19 to 05/01/32       4,201,292
     1,176   Federal Home Loan Mortgage
             Corp. (a)..........................   8.000          04/01/27             1,232,999
     4,708   Federal Home Loan Mortgage
             Corp. .............................   8.500    10/01/10 to 08/01/31       5,029,842
     1,253   Federal Home Loan Mortgage
             Corp. .............................  10.000    01/01/09 to 08/01/21       1,360,239
         5   Federal Home Loan Mortgage
             Corp. .............................  10.250          11/01/09                 4,899
       970   Federal Home Loan Mortgage
             Corp. .............................  11.000    11/01/09 to 01/01/21       1,061,964
    32,700   Federal Home Loan Mortgage
             Corp., August......................   5.000            TBA               30,640,914
        32   Federal Home Loan Mortgage
             Corp. (FHA/VA).....................  10.000    09/01/10 to 01/01/19          34,555
    28,700   Federal Home Loan Mortgage
             Corp., July........................   4.500            TBA               26,099,062
    37,550   Federal Home Loan Mortgage
             Corp., July........................   5.000            TBA               36,288,545
     4,550   Federal Home Loan Mortgage
             Corp., July........................   6.500            TBA                4,597,634
    50,586   Federal National Mortgage
             Association........................   4.500    05/01/19 to 10/01/19      48,144,815
    62,833   Federal National Mortgage
             Association........................   5.500    12/01/32 to 12/01/34      60,847,339
     1,524   Federal National Mortgage
             Association........................   6.000    07/01/12 to 09/01/14       1,539,075
    30,116   Federal National Mortgage
             Association........................   6.500    11/01/13 to 12/01/33      30,700,560
    56,864   Federal National Mortgage
             Association........................   7.000    05/01/13 to 06/01/36      58,785,005
    13,972   Federal National Mortgage
             Association........................   7.500    04/01/15 to 12/01/32      14,595,491
    15,151   Federal National Mortgage
             Association........................   8.000    12/01/16 to 09/01/32      15,971,273
     5,793   Federal National Mortgage
             Association........................   8.500    08/01/14 to 05/01/32       6,194,609
       403   Federal National Mortgage
             Association........................   9.000    05/01/09 to 02/01/21         425,825

See Notes to Financial Statements                                             11

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                          COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
             MORTGAGE BACKED SECURITIES (CONTINUED)
$      802   Federal National Mortgage
             Association........................   9.500%   05/01/20 to 04/01/30  $      874,131
       520   Federal National Mortgage
             Association........................  10.000    11/01/18 to 05/01/22         570,334
       382   Federal National Mortgage
             Association........................  10.500    06/01/10 to 05/01/21         417,450
        63   Federal National Mortgage
             Association........................  11.000    05/01/12 to 07/01/19          68,946
        55   Federal National Mortgage
             Association........................  11.500    12/01/09 to 09/01/15          60,679
       150   Federal National Mortgage
             Association........................  13.000          06/01/15               167,755
     3,000   Federal National Mortgage
             Association, August................   4.500            TBA                2,847,186
    41,450   Federal National Mortgage
             Association, August................   5.000            TBA               38,827,003
    15,200   Federal National Mortgage
             Association, August................   6.500            TBA               15,330,629
    63,650   Federal National Mortgage
             Association, July..................   5.000            TBA               61,511,742
   102,500   Federal National Mortgage
             Association, July..................   5.500            TBA               98,864,427
    15,150   Federal National Mortgage
             Association, July..................   6.500            TBA               15,294,395
    37,050   Federal National Mortgage
             Association, July..................   7.000            TBA               38,045,719
         1   Federal National Mortgage
             Association (MFMR).................   9.000          03/01/08                   671
     7,506   Government National Mortgage
             Association........................   5.500    05/15/33 to 10/15/34       7,299,655
     2,916   Government National Mortgage
             Association........................   6.000    01/15/28 to 04/15/29       2,912,279
       782   Government National Mortgage
             Association........................   6.500    04/15/26 to 12/15/28         799,278
     2,444   Government National Mortgage
             Association........................   7.000    08/15/22 to 10/15/30       2,548,225
     4,259   Government National Mortgage
             Association........................   7.500    01/15/17 to 02/15/30       4,458,702
     2,008   Government National Mortgage
             Association........................   8.000    12/15/07 to 12/15/21       2,115,941
     1,775   Government National Mortgage
             Association........................   8.500    09/15/16 to 06/15/23       1,903,964
     3,335   Government National Mortgage
             Association........................   9.000    10/15/08 to 08/15/24       3,582,099
     2,219   Government National Mortgage
             Association........................   9.500    07/15/09 to 09/15/22       2,412,106

 12                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                          COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
             MORTGAGE BACKED SECURITIES (CONTINUED)
$      587   Government National Mortgage
             Association........................  10.500%   09/15/10 to 10/15/19  $      654,710
       120   Government National Mortgage
             Association........................  11.000    03/15/10 to 12/15/18         132,046
       181   Government National Mortgage
             Association........................  11.500    10/15/10 to 02/15/16         200,888
       116   Government National Mortgage
             Association........................  12.000    11/15/12 to 07/15/15         130,250
        45   Government National Mortgage
             Association........................  12.250    06/15/14 to 06/15/15          49,374
       125   Government National Mortgage
             Association........................  12.500    05/15/10 to 08/15/15         138,506
        67   Government National Mortgage
             Association........................  13.000    01/15/11 to 05/15/15          74,986
     1,129   Government National Mortgage
             Association II.....................   6.000          04/20/29             1,127,235
         9   Government National Mortgage
             Association II.....................   8.500          02/20/17                 9,160
       199   Government National Mortgage
             Association II.....................  10.500    02/20/16 to 05/20/19         221,815
       176   Government National Mortgage
             Association II.....................  11.000    09/20/13 to 08/20/19         195,334
        75   Government National Mortgage
             Association II.....................  11.500    11/20/13 to 07/20/19          84,478
        69   Government National Mortgage
             Association II.....................  12.000    09/20/13 to 12/20/15          77,577
        67   Government National Mortgage
             Association II.....................  12.500    10/20/13 to 09/20/15          74,211
                                                                                  --------------
             TOTAL MORTGAGE BACKED SECURITIES  73.0%............................     699,698,062
                                                                                  --------------

             COLLATERALIZED MORTGAGE
             OBLIGATIONS  25.3%
     6,096   American Home Mortgage
             Assets (b).........................   5.550          09/25/46             6,119,295
     6,000   American Home Mortgage Assets......   5.560          02/25/37             6,000,000
     4,923   American Home Mortgage Investment
             Trust (b)..........................   5.560          04/25/37             4,929,844
    12,063   Bear Stearns Mortgage Funding Trust
             (b)................................   5.530    07/25/36 to 12/25/36      12,049,935
   297,369   Countrywide Alternative Loan Trust
             (c)................................    *       12/20/35 to 02/20/47       8,913,924
    21,353   Countrywide Alternative Loan Trust
             (c) (d)............................   2.170          08/25/46               834,092
     6,900   Countrywide Alternative Loan Trust
             (b)................................   5.460          06/25/46             6,902,779

See Notes to Financial Statements                                             13

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                          COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    4,183   Countrywide Alternative Loan Trust
             (b)................................   5.470%         05/20/46        $    4,187,518
     6,595   Countrywide Alternative Loan Trust
             (b)................................   5.480    07/25/46 to 02/25/47       6,591,836
     4,208   Countrywide Alternative Loan Trust
             (b)................................   5.620          03/20/46             4,217,017
    76,415   Countrywide Home Loan Mortgage
             (c)................................    *             02/25/35             1,492,485
     3,983   Countrywide Home Loan Mortgage
             (b)................................   5.590          04/25/46             3,988,109
     7,709   Downey Savings & Loan Mortgage
             Trust (b)..........................   5.500          04/19/38             7,722,509
     5,671   Downey Savings & Loan Mortgage
             Trust (b)..........................   5.969          04/19/47             5,673,015
     5,035   Federal Home Loan Mortgage Corp.
             (b)................................   5.470          09/25/45             5,030,483
     2,134   Federal Home Loan Mortgage Corp.
             (c)................................   8.000          06/01/31               556,548
     7,754   Federal Home Loan Mortgage Corp.
             (REMIC) (b) (c)....................   2.630          03/15/32               654,008
     2,741   Federal Home Loan Mortgage Corp.
             (REMIC) (b) (c)....................   2.680          03/15/32               238,455
     2,303   Federal Home Loan Mortgage Corp.
             (REMIC) (b) (c)....................   2.780          06/15/31               169,736
     1,490   Federal Home Loan Mortgage Corp.
             (REMIC) (b) (c)....................   3.230          03/15/32               128,750
     3,080   Federal Home Loan Mortgage Corp.
             (REMIC) (c)........................   6.500          05/15/33               763,825
     6,329   Federal National Mortgage
             Association (b)....................   5.520          05/25/35             6,356,377
     9,000   Federal National Mortgage
             Association........................   6.022          11/25/10             9,174,211
     2,205   Federal National Mortgage
             Association (c)....................   6.500          06/01/31               565,632
       643   Federal National Mortgage
             Association (c)....................   7.000          03/01/32               183,760
     1,420   Federal National Mortgage
             Association........................   7.500          01/19/39             1,474,466
     3,984   Federal National Mortgage
             Association (c)....................   7.500    11/01/29 to 01/01/32       1,131,254
     5,167   Federal National Mortgage
             Association (REMIC) (b) (c)........   1.080          07/25/34               121,936
    60,676   Federal National Mortgage
             Association (REMIC) (c)............   1.566          03/25/36             1,251,436
        29   Federal National Mortgage
             Association (REMIC) (b) (c)........   2.780          12/25/29                    67

 14                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                          COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    8,263   Federal National Mortgage
             Association (REMIC) (b)............   4.894%         11/25/28        $    8,299,507
     8,987   Federal National Mortgage
             Association (REMIC) (b)............   5.380          12/25/36             8,962,954
     7,451   Federal National Mortgage
             Association (REMIC) (c)............   6.000    08/25/32 to 11/25/32       1,132,021
     2,690   Federal National Mortgage
             Association (REMIC) (c)............   6.500    02/25/33 to 05/25/33         639,548
     2,130   Federal National Mortgage
             Association (REMIC)................   7.000          08/25/20             2,189,952
     2,493   Federal National Mortgage
             Association (REMIC) (c)............   7.000          04/25/33               686,678
     5,070   Government National Mortgage
             Association (b) (c)................   2.630          12/16/25               277,336
     2,764   Government National Mortgage
             Association (b) (c)................   2.680          05/16/32               129,623
   161,281   Greenpoint Mortgage Funding Trust
             (c)................................    *       06/25/45 to 10/25/45       4,543,758
     6,974   Greenpoint Mortgage Funding Trust
             (b)................................   5.490          04/25/47             6,992,839
     5,025   Greenpoint Mortgage Funding Trust
             (b)................................   5.640          03/25/36             5,036,918
        37   Harborview Mortgage Loan
             Trust (e)..........................    *       03/19/37 to 07/19/37          27,445
    68,254   Harborview Mortgage Loan Trust (c)
             (d)................................   2.121          03/19/37             2,932,791
    53,616   Harborview Mortgage Loan Trust (c)
             (d)................................   2.245          07/19/47             1,901,688
     3,044   Harborview Mortgage Loan
             Trust (b)..........................   5.520          10/19/37             3,047,684
    54,807   Indymac Index Mortgage Loan Trust
             (c) (d)............................   1.237          07/25/35             1,712,716
     7,575   Indymac Index Mortgage Loan Trust
             (b)................................   5.440          07/25/46             7,600,918
     3,742   Luminent Mortgage Trust (b)........   5.560          04/25/36             3,751,562
     4,121   Luminent Mortgage Trust (b)........   5.600          02/25/46             4,131,584
     6,458   Residential Accredit
             Loans, Inc. (b)....................   5.550          06/25/46             6,452,801
     6,162   Residential Accredit
             Loans, Inc. (b)....................   5.580    06/25/37 to 02/25/46       6,167,680
     9,876   Residential Accredit
             Loans, Inc. (b)....................   5.590          02/25/46             9,893,832
     2,560   Residential Accredit
             Loans, Inc. (b)....................   5.620          06/25/37             2,561,527
     5,773   Structured Asset Mortgage
             Investments, Inc. (b)..............   5.550          08/25/36             5,792,859

See Notes to Financial Statements                                             15

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                          COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
             COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    2,673   Structured Asset Mortgage
             Investments, Inc. (b)..............   5.580%         05/25/36        $    2,679,136
     6,331   Structured Asset Mortgage
             Investments, Inc. (b)..............   5.590          04/25/36             6,350,406
     7,893   Structured Asset Mortgage
             Investments, Inc. (b)..............   5.630          02/25/36             7,928,560
       677   Washington Mutual, Inc. (b)........   5.420          05/25/46               677,831
     5,600   Washington Mutual, Inc. (b)........   5.550          07/25/47             5,604,594
     2,884   Washington Mutual, Inc. (b)........   5.590          04/25/45             2,891,102
     3,092   Washington Mutual, Inc. (b)........   5.670          12/25/45             3,102,043
     2,373   Washington Mutual, Inc. (b)........   5.680          07/25/45             2,381,670
     4,793   Washington Mutual, Inc. (b)........   5.969          04/25/46             4,797,579
     3,783   Zuni Mortgage Loan Trust (b).......   5.450          08/25/36             3,783,814
                                                                                  --------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  25.3%...................     242,486,258
                                                                                  --------------

             ADJUSTABLE RATE MORTGAGE BACKED
             SECURITIES  15.0%
     4,407   Federal Home Loan Mortgage
             Corp. .............................   5.341          04/01/37             4,366,038
     4,464   Federal Home Loan Mortgage
             Corp. .............................   5.622          01/01/37             4,452,154
     4,960   Federal Home Loan Mortgage
             Corp. .............................   5.640          04/01/37             4,942,857
     4,320   Federal Home Loan Mortgage
             Corp. .............................   5.662          03/01/37             4,311,948
     4,086   Federal Home Loan Mortgage
             Corp. .............................   5.842          04/01/37             4,132,265
     4,282   Federal National Mortgage
             Association........................   5.127          06/01/35             4,272,982
     6,731   Federal National Mortgage
             Association........................   5.208          05/01/36             6,674,567
     4,813   Federal National Mortgage
             Association........................   5.246          03/01/37             4,792,741
    10,537   Federal National Mortgage
             Association........................   5.464          12/01/36            10,477,873
     5,034   Federal National Mortgage
             Association........................   5.507          04/01/37             5,008,797
     4,695   Federal National Mortgage
             Association........................   6.080          04/01/37             4,733,004
     1,947   Federal National Mortgage
             Association........................   6.539          07/01/33             1,981,771
     6,906   Federal National Mortgage
             Association........................   6.948          11/01/35             7,139,147
     7,185   Federal National Mortgage
             Association........................   6.995          03/01/36             7,374,568

 16                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)        DESCRIPTION                          COUPON          MATURITY            VALUE
------------------------------------------------------------------------------------------------
             ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$    9,190   Federal National Mortgage
             Association........................   7.013%         01/01/36        $    9,429,237
    16,786   Federal National Mortgage
             Association........................   7.025          01/01/36            17,223,738
     8,000   Federal National Mortgage
             Association........................   7.037          03/01/36             8,211,576
     4,948   Federal National Mortgage
             Association........................   7.360          03/01/36             5,083,979
     5,326   Federal National Mortgage
             Association........................   7.379          05/01/36             5,474,958
     6,207   Federal National Mortgage
             Association........................   7.432          07/01/36             6,382,106
    17,163   Federal National Mortgage
             Association........................   7.509          04/01/36            17,830,949
                                                                                  --------------
             TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  15.0%............     144,297,255
                                                                                  --------------

             UNITED STATES TREASURY
             OBLIGATIONS  8.4%
    12,250   United States Treasury Bonds.......   6.375          08/15/27            14,007,115
    20,000   United States Treasury Notes.......   3.000          02/15/09            19,406,260
     2,000   United States Treasury Notes.......   4.500          02/28/11             1,973,438
    10,000   United States Treasury Notes.......   4.750          01/31/12             9,928,130
    35,000   United States Treasury Notes.......   4.875          05/15/09            34,994,540
                                                                                  --------------
             TOTAL UNITED STATES TREASURY OBLIGATIONS...........................      80,309,483
                                                                                  --------------
             ASSET BACKED SECURITIES  0.0%
       323   Federal National Mortgage
             Association (b)....................   5.776          05/28/35               323,719
                                                                                  --------------
TOTAL LONG-TERM INVESTMENTS 121.7%
  (Cost $1,178,134,105).........................................................   1,167,114,777
                                                                                  --------------

                                                             EXPIRATION     EXERCISE     MARKET
DESCRIPTION                                    CONTRACTS        DATE          PRICE       VALUE
------------------------------------------------------------------------------------------------
PURCHASED OPTIONS 0.0%
90-day EuroDollar Futures, September, 2007
  (Cost $106,555)............................     338         09/17/07       94.750      $86,613
                                                                                         -------

See Notes to Financial Statements                                             17

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

SHORT-TERM INVESTMENTS  17.2%
REPURCHASE AGREEMENTS  16.5%
Citigroup Global Markets, Inc. ($50,107,487 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.33%,
  dated 06/29/07, to be sold on 07/02/07 at $50,129,743).....................       50,107,487
State Street Bank & Trust Co. ($108,438,513 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 4.85%,
  dated 06/29/07, to be sold on 07/02/07 at $108,482,341)....................      108,438,513
                                                                                --------------

TOTAL REPURCHASE AGREEMENTS..................................................      158,546,000

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.7%
United States Treasury Bill ($6,750,000.00 par, yielding 4.922%, 07/12/07
  maturity) (f)..............................................................        6,740,566
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS  17.2%
  (Cost $165,286,566)........................................................      165,286,566

TOTAL INVESTMENTS  138.9%
  (Cost $1,343,527,226)......................................................    1,332,487,956

LIABILITIES IN EXCESS OF OTHER ASSETS  (38.9%)...............................     (373,461,734)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $  959,026,222
                                                                                ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*   Zero coupon bond

(a) The Fund owns 100% of the outstanding issuance.

(b) Floating Rate Coupon

(c) IO--Interest Only

(d) Variable Rate Coupon

(e) PO--Principal Only

(f) All or a portion of this security has been physically segregated in connection with open futures or swap contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs
MFMR--Multi-Family Mortgage Revenue
REMIC--Real Estate Mortgage Investment Conduits
TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 18                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2007:

INTEREST RATE SWAPS

                                               PAY/
                                             RECEIVE                         NOTIONAL    UNREALIZED
                                             FLOATING   FIXED   EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY           FLOATING RATE INDEX     RATE     RATE       DATE       (000)     DEPRECIATION
Citibank, N.A., New
  York...............      USD-LIBOR BBA       Pay      5.338%   05/24/17    $33,000     $  (826,263)
Goldman Sachs Capital
  Markets, L.P. .....      USD-LIBOR BBA       Pay      5.340%   05/24/17     33,200        (823,534)
JP Morgan Chase Bank,
  N.A................      USD-LIBOR BBA       Pay      5.359%   05/23/17     66,000      (1,541,208)
                                                                                         -----------
                                                                                         $(3,191,005)
                                                                                         ===========

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2007 (Current
  Notional Value of $203,781 per contract)..................      226       $   42,816
U.S. Treasury Notes 10-Year Futures, September 2007 (Current
  Notional Value of $105,703 per contract)..................      658         (676,314)
U.S. Treasury Notes 5-Year Futures, September 2007 (Current
  Notional Value of $104,078 per contract)..................      222           20,634
SHORT CONTRACTS:
EuroDollar Futures, June 2008 (Current Notional Value of
  $237,063 per contract)....................................      142            1,266
EuroDollar Futures, March 2008 (Current Notional Value of
  $236,975 per contract)....................................      264            5,874
U.S. Treasury Bond Futures, September 2007 (Current Notional
  Value of $107,750 per contract)...........................    1,304        1,191,953
                                                                -----       ----------
                                                                2,816       $  586,229
                                                                =====       ==========

See Notes to Financial Statements                                             19

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $158,546,000 (Cost $1,343,527,226)........................  $1,332,487,956
Cash........................................................             758
Receivables:
  Investments Sold..........................................      79,783,910
  Interest..................................................       5,345,950
  Principal Paydown.........................................         282,166
  Fund Shares Sold..........................................         219,162
Other.......................................................         249,903
                                                              --------------
    Total Assets............................................   1,418,369,805
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     450,828,859
  Fund Shares Repurchased...................................       1,654,858
  Income Distribution.......................................       1,353,899
  Variation Margin on Futures...............................         874,156
  Distributor and Affiliates................................         427,545
  Investment Advisory Fee...................................         370,925
Trustees' Deferred Compensation and Retirement Plans........         348,195
Swap Contracts..............................................       3,191,005
Accrued Expenses............................................         294,141
                                                              --------------
    Total Liabilities.......................................     459,343,583
                                                              --------------
NET ASSETS..................................................  $  959,026,222
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $1,115,771,786
Accumulated Undistributed Net Investment Income.............      (3,953,891)
Net Unrealized Depreciation.................................     (13,644,046)
Accumulated Net Realized Loss...............................    (139,147,627)
                                                              --------------
NET ASSETS..................................................  $  959,026,222
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $888,794,927 and 67,963,176 shares of
    beneficial interest issued and outstanding).............  $        13.08
    Maximum sales charge (4.75%* of offering price).........            0.65
                                                              --------------
    Maximum offering price to public........................  $        13.73
                                                              ==============
Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $51,345,227 and 3,944,689 shares of
    beneficial interest issued and outstanding).............  $        13.02
                                                              ==============
Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $12,596,242 and 968,764 shares of
    beneficial interest issued and outstanding).............  $        13.00
                                                              ==============
Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $6,289,826 and 480,842 shares of
    beneficial interest issued and outstanding).............  $        13.08
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 20                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 31,110,205
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,307,352
Distribution (12b-1) and Service Fees
  Class A...................................................     1,080,797
  Class B...................................................       275,684
  Class C...................................................        64,656
Transfer Agent Fees.........................................       691,101
Custody.....................................................       168,801
Accounting and Administrative Expenses......................       129,580
Professional Fees...........................................        72,589
Reports to Shareholders.....................................        65,577
Registration Fees...........................................        31,800
Trustees' Fees and Related Expenses.........................        25,186
Other.......................................................        42,772
                                                              ------------
  Total Expenses............................................     4,955,895
  Less Credits Earned on Cash Balances......................        46,217
                                                              ------------
  Net Expenses..............................................     4,909,678
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 26,200,527
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $(10,614,373)
  Futures...................................................    (1,087,045)
                                                              ------------
Net Realized Loss...........................................   (11,701,418)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (11,172,252)
                                                              ------------
  End of the Period:
    Investments.............................................   (11,039,270)
    Swap Contracts..........................................    (3,191,005)
    Futures.................................................       586,229
                                                              ------------
                                                               (13,644,046)
                                                              ------------
Net Unrealized Depreciation During the Period...............    (2,471,794)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(14,173,212)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 12,027,315
                                                              ============

See Notes to Financial Statements                                             21

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2007      DECEMBER 31, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................   $   26,200,527      $   56,838,252
Net Realized Loss.....................................      (11,701,418)         (8,789,504)
Net Unrealized Depreciation During the Period.........       (2,471,794)         (9,898,879)
                                                         --------------      --------------
Change in Net Assets from Operations..................       12,027,315          38,149,869
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares......................................      (29,239,821)        (58,526,643)
  Class B Shares......................................       (1,565,037)         (3,541,096)
  Class C Shares......................................         (367,476)           (722,336)
  Class I Shares......................................         (133,215)            (22,152)
                                                         --------------      --------------
Total Distributions...................................      (31,305,549)        (62,812,227)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      (19,278,234)        (24,662,358)
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................       27,479,270          46,511,178
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................       22,791,988          44,387,974
Cost of Shares Repurchased............................      (88,774,775)       (231,661,907)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      (38,503,517)       (140,762,755)
                                                         --------------      --------------
TOTAL DECREASE IN NET ASSETS..........................      (57,781,751)       (165,425,113)
NET ASSETS:
Beginning of the Period...............................    1,016,807,973       1,182,233,086
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $(3,953,891) and
  $1,151,131, respectively)...........................   $  959,026,222      $1,016,807,973
                                                         ==============      ==============

 22                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                 SIX MONTHS
                                   ENDED                    YEAR ENDED DECEMBER 31,
CLASS A SHARES                    JUNE 30,    ---------------------------------------------------
                                    2007       2006      2005       2004       2003        2002
                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................   $13.34     $13.63   $  13.94   $  14.07   $  14.60    $  14.36
                                   ------     ------   --------   --------   --------    --------
  Net Investment Income (a).....     0.35       0.71       0.54       0.43       0.50        0.59
  Net Realized and Unrealized
    Gain/Loss...................    (0.19)     (0.21)     (0.21)      0.10      (0.24)       0.48
                                   ------     ------   --------   --------   --------    --------
Total from Investment
  Operations....................     0.16       0.50       0.33       0.53       0.26        1.07
Less
  Distributions from Net
    Investment Income...........     0.42       0.79       0.64       0.66       0.79        0.83
                                   ------     ------   --------   --------   --------    --------
NET ASSET VALUE, END OF THE
  PERIOD........................   $13.08     $13.34   $  13.63   $  13.94   $  14.07    $  14.60
                                   ======     ======   ========   ========   ========    ========

Total Return (b)................    1.22%*     3.79%      2.40%      3.88%      1.87%       7.61%
Net Assets at End of the Period
  (In millions).................   $888.8     $942.0   $1,082.1   $1,229.1   $1,382.2    $1,606.1
Ratio of Expenses to Average Net
  Assets........................    0.96%      0.93%      0.90%      0.94%      0.92%       0.90%
Ratio of Net Investment Income
  to Average Net Assets.........    5.39%      5.29%      3.93%      3.05%      3.50%       4.06%
Portfolio Turnover..............     245%*      503%       430%       542%       519%(c)     101%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003 the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchase and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

*   Non-Annualized

See Notes to Financial Statements                                             23

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                       JUNE 30,     ----------------------------------------------
                                       2007        2006      2005      2004      2003      2002
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $13.28      $13.58    $13.89    $14.02    $14.55    $14.31
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........     0.30        0.60      0.43      0.32      0.39      0.48
  Net Realized and Unrealized
    Gain/Loss......................    (0.19)      (0.21)    (0.21)     0.10     (0.24)     0.48
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...     0.11        0.39      0.22      0.42      0.15      0.96
Less
  Distributions from Net Investment
    Income.........................     0.37        0.69      0.53      0.55      0.68      0.72
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD.......................   $13.02      $13.28    $13.58    $13.89    $14.02    $14.55
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................    0.84%*      2.94%     1.61%     3.08%     1.07%     6.81%
Net Assets at End of the Period (In
  millions)........................   $ 51.3      $ 59.9    $ 83.7    $115.3    $164.3    $210.6
Ratio of Expenses to Average Net
  Assets...........................    1.73%       1.70%     1.68%     1.72%     1.71%     1.69%
Ratio of Net Investment Income to
  Average Net Assets...............    4.62%       4.50%     3.15%     2.27%     2.72%     3.32%
Portfolio Turnover.................     245%*       503%      430%      542%      519%(c)   101%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003 the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchase and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

*   Non-Annualized

 24                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS C SHARES                       JUNE 30,     ----------------------------------------------
                                       2007        2006      2005      2004      2003      2002
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $13.26      $13.56    $13.87    $14.00    $14.53    $14.29
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........     0.30        0.60      0.43      0.32      0.39      0.48
  Net Realized and Unrealized
    Gain/Loss......................    (0.19)      (0.21)    (0.21)     0.10     (0.24)     0.48
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...     0.11        0.39      0.22      0.42      0.15      0.96
Less
  Distributions from Net Investment
    Income.........................     0.37        0.69      0.53      0.55      0.68      0.72
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF
  THE PERIOD.......................   $13.00      $13.26    $13.56    $13.87    $14.00    $14.53
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................    0.84%*      2.94%     1.61%     3.08%     1.07%(c)  6.81%
Net Assets at End of the Period (In
  millions)........................   $ 12.6      $ 13.1    $ 16.4    $ 24.0    $ 37.7    $ 51.0
Ratio of Expenses to Average Net
  Assets...........................    1.73%       1.70%     1.68%     1.73%     1.70%(c)  1.69%
Ratio of Net Investment Income to
  Average Net Assets...............    4.62%       4.51%     3.15%     2.28%     2.72%(c)  3.32%
Portfolio Turnover.................     245%*       503%      430%      542%      519%(d)   101%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflects actual Rule 12b-1 fees of less than 1% (See footnote 8).

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003 the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchase and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

*   Non-Annualized

See Notes to Financial Statements                                             25

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                            SEPTEMBER 25, 2006
                                                                             (COMMENCEMENT OF
CLASS I SHARES                                          SIX MONTHS ENDED      OPERATIONS) TO
                                                         JUNE 30, 2007      DECEMBER 31, 2006
                                                        --------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...............      $13.34               $13.48
                                                             ------               ------
  Net Investment Income (a)............................        0.37                 0.17
  Net Realized and Unrealized Loss.....................       (0.19)               (0.03)
                                                             ------               ------
Total from Investment Operations.......................        0.18                 0.14
Less
  Distributions from Net Investment Income.............        0.44                 0.28
                                                             ------               ------
NET ASSET VALUE, END OF THE PERIOD.....................      $13.08               $13.34
                                                             ======               ======

Total Return (b).......................................       1.34%*               1.01%*
Net Assets at End of the Period (In millions)..........      $  6.3               $  1.8
Ratio of Expenses to Average Net Assets................       0.72%                0.65%
Ratio of Net Investment Income to Average Net Assets...       5.69%                4.73%
Portfolio Turnover.....................................        245%*                503%*

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 26                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen U.S. Mortgage Fund (the "Fund") is organized as a series of the Van Kampen U.S. Government Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund commenced investment operations on May 31, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2007, the Fund had $450,828,859 of when-issued, delayed delivery purchase or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $131,263,515 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$38,044,636.................................................    December 31, 2007
 20,507,262.................................................    December 31, 2008
  1,926,693.................................................    December 31, 2010
 36,308,459.................................................    December 31, 2011
 12,401,391.................................................    December 31, 2013
 22,075,074.................................................    December 31, 2014

    At June 30, 2007, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $1,343,726,065
                                                                ==============
Gross tax unrealized appreciation...........................    $    5,972,994
Gross tax unrealized depreciation...........................       (17,211,103)
                                                                --------------
Net tax unrealized depreciation on investments..............    $  (11,238,109)
                                                                ==============

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2006 were as follows:

Distributions paid from:
  Ordinary income...........................................    $62,626,200
  Long-term capital gain....................................            -0-
                                                                -----------
                                                                $62,626,200
                                                                ===========

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $1,587,382
Undistributed long-term capital gain........................           -0-

F. EXPENSE REDUCTIONS During the six months ended June 30, 2007, the Fund's custody fee was reduced by $46,217 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $1 billion............................................       .470%
Next $500 million...........................................       .445%
Next $500 million...........................................       .420%
Next $500 million...........................................       .395%
Next $2.5 billion...........................................       .370%
Next $2.5 billion...........................................       .345%
Next $2.5 billion...........................................       .320%
Next $2.5 billion...........................................       .295%
Over $12.5 billion..........................................       .270%

    For the six months ended June 30, 2007, the Fund recognized expenses of approximately $11,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2007, the Fund recognized expenses of approximately $60,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For six months ended June 30, 2007, the Fund recognized expenses of approximately $524,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $229,528 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustees year of services to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $37,500 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $50,700. Sales charges do not represent expenses of the Fund.

    At June 30, 2007, Morgan Stanley Investment Management, Inc., an affiliate of the Adviser, owned 748 Shares of Class I.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2007 and for the year ended December 31, 2006, transactions were as follows:

                                             FOR THE                        FOR THE
                                         SIX MONTHS ENDED                  YEAR ENDED
                                          JUNE 30, 2007                DECEMBER 31, 2006
                                    --------------------------    ----------------------------
                                      SHARES         VALUE          SHARES           VALUE
Sales:
  Class A.........................   1,426,085    $ 18,894,312      2,896,623    $  38,892,288
  Class B.........................     212,824       2,801,290        321,423        4,289,407
  Class C.........................      91,958       1,216,819        111,667        1,489,647
  Class I.........................     344,020       4,566,849        136,822        1,839,836
                                    ----------    ------------    -----------    -------------
Total Sales.......................   2,074,887    $ 27,479,270      3,466,535    $  46,511,178
                                    ==========    ============    ===========    =============
Dividend Reinvestment:
  Class A.........................   1,593,172    $ 21,122,072      3,042,792    $  40,802,962
  Class B.........................     104,139       1,374,611        225,968        3,017,646
  Class C.........................      22,407         295,305         42,543          567,344
  Class I.........................         -0-             -0-              2               22
                                    ----------    ------------    -----------    -------------
Total Dividend Reinvestment.......   1,719,718    $ 22,791,988      3,311,305    $  44,387,974
                                    ==========    ============    ===========    =============
Repurchases:
  Class A.........................  (5,679,019)   $(75,389,851)   (14,683,947)   $(197,143,653)
  Class B.........................    (883,016)    (11,670,654)    (2,201,138)     (29,428,333)
  Class C.........................    (129,927)     (1,714,243)      (380,971)      (5,089,921)
  Class I.........................          (2)            (27)           -0-              -0-
                                    ----------    ------------    -----------    -------------
Total Repurchases.................  (6,691,964)   $(88,774,775)   (17,266,056)   $(231,661,907)
                                    ==========    ============    ===========    =============

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended June 30, 2007, the Fund received redemption fees of approximately $100 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $42,485,947 and $4,394,626, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities and excluding short-term investments, were $2,783,047,188 and $2,714,273,156, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended June 30, 2007 were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2006............................       2,709
Futures Opened..............................................      11,637
Futures Closed..............................................     (11,530)
                                                                 -------
Outstanding at June 30, 2007................................       2,816
                                                                 =======

B. INTEREST RATE SWAPS The Fund may enter into interest rate swap primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. In addition, all counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if an when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

7. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Fund may invest in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or branches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $8,429,300 and $123,700 for Class B and

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 (UNAUDITED) continued

Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN U.S. MORTGAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                             40, 340, 540, 640
                                                                  USGFSAR 8/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-02756P-Y06/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics -- Not applicable for semi-annual reports.
(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen U.S. Government Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 9, 2007

By:  /s/ Stuart N. Schuldt
     ----------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 9, 2007